Putnam
International
New Opportunities
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

While you have this fiscal 1999 report in hand, I suggest that you thumb through the portfolio of investments owned by Putnam International New Opportunities Fund. I will venture to say that you will not find many familiar names among these holdings. However, as you will read in the report from the fund managers, some of these rapidly growing companies may become tomorrow's leaders.

As the table on the facing page shows, this portfolio of relatively obscure companies generated an impressive total return during the fiscal year ended September 30, 1999 -- a performance that, of course, cannot be taken as a guarantee of future results. In the following report, the managers review the thinking that went into investment strategy during fiscal 1999.

I am pleased to announce the appointment of Stephen P. Dexter to your fund's management team. Before joining Putnam recently, Steve was with Scudder Kemper Investments, Kemper Financial Services, and Sears Investment Management. He has 16 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999


Report from the Fund Managers

Robert J. Swift
Stephen P. Dexter
Stephen Oler
J. Peter Grant

The global recovery from the debt crisis of October 1998 has not only brought about dramatic changes in Japan and Asia, but has also complemented the astounding growth and consolidation of several new and dynamic global industries. It is the secular growth and innovation exhibited by companies within these new industries that is creating some of the global leaders of tomorrow.

The managers of Putnam International New Opportunities Fund target these future global leaders by relying on a stock selection process that emphasizes rapidly growing international companies of any size. During the period, as world growth improved and investors recognized the superior growth rates of many of the companies the fund's managers track, the fund enjoyed strong returns during the year ended September 30, 1999, in both absolute terms and relative to its Lipper category (please see page 5).

Total return for 12 months ended 9/30/99

     Class A           Class B            Class C            Class M
  NAV       POP     NAV      CDSC      NAV      CDSC      NAV       POP
----------------------------------------------------------------------------
 53.93%    45.07%  52.69%   47.69%    52.95%   51.95%    53.23%    47.83%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.


* TELECOMMUNICATIONS: A GLOBAL PHENOMENON

The development of telecommunications around the world has been explosive. From Canada to China, surging cellular subscriptions, the rising importance of data over voice communications resulting from the exponential growth of the Internet, and the development of new-generation wireless technology and products are all having a profound impact on people's daily lives. These factors have led not only to the astounding growth of telecommunications-related companies but also to a frenetic pace of industrial consolidation.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

Japan               28.4%

United Kingdom      15.9%

France               9.3%

Italy                7.7%

Germany              6.8%

Netherlands          3.2%

Finland              3.0%

Sweden               2.4%

Footnote reads:
*Based on net assets as of 9/30/99. Holdings will vary over time.


Morningstar gave Putnam International New Opportunities Fund's class A shares 4 out of 5 stars for 3-year performance as of September 30, 1999. This rating put the fund among 22.5% of the 1,025 international equity funds rated.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 9/30/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. The fund was not ranked over longer periods. The top 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars. Performance of other share classes will vary.


The fund holds substantial investments in companies that are building the backbone of the world's communications networks or that are providing the equipment, such as those ubiquitous cellular handsets. Companies such as Vodafone AirTouch, and Colt Telecom of the United Kingdom, Nortel Networks of Canada, Nokia of Finland, and Mannesmann of Germany are all rapidly growing global leaders in infrastructure and equipment. Vodafone and Mannesmann have also been the direct beneficiaries of consolidation through acquisitions that have added to their subscriber bases and raised their global presence.

Among the leaders in the development of communications technology is Japan, which boasts one of the world's largest cellular markets -- about 37 mobile subscribers per 100 people. The country is at the forefront of the next generation of mobile technology, IMT-2000, and according to Japanese government figures, ranks just behind the United States in Internet subscribers with an expected 20 million this year.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vodafone AirTouch PLC
United Kingdom
Telephone services

Banca Popolare di Brescia SpA
Italy
Banks

Nokia Ojy Class A
Finland
Telecommunications equipment

NTT Mobile Communications Network
Network
Japan
Cellular communications

Hikari Tsushin, Inc.
Japan
Telecommunications equipment

Tokyo Electron Ltd.
Japan
Semiconductors

Television Francaise I (TF1)
France
Broadcasting

EM TV & Merchandising AG
Germany
Broadcasting

Carrefour Supermarche SA
France
Supermarkets

Softbank Corp.
Japan
Computer software

Footnote reads:
These holdings represent 19.7% of the fund's net assets as of 9/30/99. Portfolio holdings will vary over time.


One of the fund's key holdings is NTT DoCoMo (NTT Mobile Communications Network), which was spun off from its parent NTT earlier this year. NTT DoCoMo is a cutting-edge provider of data transmission over cellular networks, which is considered to be a precursor to the way cellular phones will be used in the future. Every time a user sends a data message such as a request for dinner reservations or for the purchase of theater tickets, the company collects a fee. We believe the company is capable of producing double-digit earnings gains over time as it continues to add to its significant market share.

Complementing the growth of NTT DoCoMo's market are the products of Hikari Tsushin, one of the largest distributors of cellular phones in Japan. The company has grown with the rise of cellular subscriptions, especially following the development of data transmission technology. Hikari Tsushin is also benefiting from its presence in satellite TV systems and cable set-top boxes as well as its position as a leading provider of Internet infrastructure to small and midsize businesses. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* BENEFITS OF GLOBAL RECOVERY

The acceleration in economic growth taking shape around the world has benefited many different industries. With higher consumer spending, one area with potentially high growth prospects is luxury goods. LVMH Moet Hennessy Louis Vuitton may benefit from this increased consumer spending, particularly among Japanese consumers who favor LVMH products such as Dom Perignon champagne and Christian Dior perfume. The consolidation now occurring in the European luxury goods businesses is leaving many famous brands in the hands of a few large companies. With its well-known product line, we believe LVMH is well positioned to attain double-digit earnings growth over the long term.


A beneficiary of corporate change in Japan:
Fujitsu Support and Service

One remarkable development of the past year is the willingness of some Japanese companies to run their businesses more efficiently and profitably for shareholders. A direct result of this trend is the outsourcing of many corporate functions by Japanese companies. Fujitsu Support and Service
(FSAS), an independently run subsidiary of Fujitsu Limited, is Japan's leading information technology consulting and systems integrator and a major vendor for technological outsourcing. The company has been a beneficiary of Japanese companies' need to cut the costs of running expensive computer systems. There is also exciting potential in this type of outsourcing business as Japanese companies are about 10 years behind their United States counterparts. As a result, we expect FSAS to enjoy earnings growth of 30% per year.


An important development that coincided with the global recovery was the upturn in the semiconductor business cycle. Prices for commodity-type memory chips such as DRAMS -- is a large market for Asian companies -- as well as more sophisticated microprocessors have improved substantially as demand for high-tech goods grows around the world. The fund had stakes in larger players such as STMicroelectronics in France and ARM Holdings of the United Kingdom, which benefit from the proliferation of mobile handsets and networking technology. On the commodity chip side, the fund benefited from holdings in Asian companies such as Samsung Electronics of South Korea, Taiwan Semiconductor, and Winbond Electronics.

In addition to targeting companies benefiting from the global recovery, we also focused on companies that fulfill niche roles often ignored by larger industrial players. One example is Marschollek, Lautenschlaeger und Partner (MLP) of Germany. MLP is a financial services company that targets recent graduates of professional degree programs (doctors, lawyers, etc.) and creates comprehensive financial planning programs for them. The company builds loyalty with these professionals when they are young so that later on they will look to MLP for their financial needs as they enter their peak earnings years. The company has a solid management team and based on the level of fee income that its services could generate over time, we believe MLP could post 25% or more earnings growth a year.


Putnam International New Opportunities Fund's class A shares were ranked in the top quartile by Lipper for the 3-year period ended September 30, 1999. The fund ranked in the top 14%, or 50 out of 368 international funds ranked.

Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 13 out of 578 funds (3%) for the one-year period. The fund was not ranked over longer periods.


* SELECTED EMERGING MARKETS HOLDINGS SHOW GROWTH POTENTIAL

Over the past year, many of the world's emerging markets staged a sharp and surprising rebound. We targeted emerging-markets companies with strong managements, market leadership, and significant long-term growth potential. As discussed above, Asian chip producers were a significant part of the fund's emerging markets exposure.

Latin American equities have underperformed Asian equities so far in 1999; however, stocks of many Latin American companies now trade at significant discounts to Asian equities and they offer expected earnings-per-share growth of 15% next year, on average. We targeted cyclical companies that could benefit from global growth such as cement producer Cemex in Mexico and Brazilian iron ore producer Companhia Vale Do Rio Doce. We also continued to hold Latin American telecommunications staples Telefonos de Mexico and Telesp Celular (Telesp Participacoe SA ADR) of Brazil.

* CONTINUED FOCUS ON CUTTING-EDGE GROWTH COMPANIES

We will continue to emphasize the selection of stocks of international companies that we believe represent some of the world's most exciting growth opportunities. All over the world (and often unbeknownst to Wall Street), aggressive and innovative companies are at the forefront of original technologies, new industries, and important social trends. Our hunting ground is those companies that we believe offer visible and sustainable high earnings growth as well as the potential for future positive earnings revisions. As a fundamental means of identifying these promising companies, we will always rely on a disciplined, bottom-up, research-driven investment process.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam
International New Opportunities Fund is designed to seek long-term capital appreciation through investments in common stocks that are principally traded outside the United States.




TOTAL RETURN FOR PERIODS ENDED 9/30/99

                       Class A           Class B             Class C           Class M
(inception dates)     (1/3/95)          (7/21/95)           (2/1/99)          (7/21/95)
                    NAV      POP      NAV       CDSC      NAV     CDSC      NAV       POP
--------------------------------------------------------------------------------------------
1 year              53.93%   45.07%   52.69%   47.69%     52.95%   51.95%   53.23%    47.83%
--------------------------------------------------------------------------------------------
Life of fund       116.87   104.37   109.45   107.45     109.67   109.67   112.25    104.80
Annual average      17.74    16.28    16.88    16.64      16.91    16.91    17.21     16.33
--------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/99

                           MSCI
                         Emerging
                          Markets       MSCI        Consumer
                           Index     EAFE Index    price index
------------------------------------------------------------------------
1 year                     59.50%      30.95%         2.75%
------------------------------------------------------------------------
Life of fund              -13.58       56.32         12.16
Annual average             -3.03        9.87          2.45
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without it, total returns would have been lower. For a portion of this period, the fund was offered on a limited basis and had limited assets.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 1/3/95

                                                MSCI Emerging
             Fund's class A      MSCI EAFE         Markets      Consumer price
Date          shares at POP        Index            Index            index

1/3/95            9,425           10,000           10,000           10,000
6/30/95          10,865           10,260            9,346           10,187
12/31/95         11,524           11,121            9,080           10,254
6/30/96          13,133           11,623           10,119           10,468
12/31/96         13,468           11,793            9,624           10,595
6/30/97          15,485           13,115           11,357           10,708
12/31/97         13,682           12,003            8,330           10,775
6/30/98          15,966           13,915            6,817           10,888
12/31/98         15,856           14,403            6,397           10,969
6/30/99          18,889           14,975            9,101           11,102
9/30/99         $20,437          $15,632           $8,642          $11,216

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $20,945 ($20,745 with a contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $20,967 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $21,225 ($20,480 at public offering price). See first page of performance section for performance calculation method.


PRICE INFORMATION 12 MONTHS ENDED 9/30/99

                 Class A          Class B      Class C          Class M
-----------------------------------------------------------------------------
Share value:   NAV     POP          NAV          NAV          NAV     POP
-----------------------------------------------------------------------------
9/30/98       $10.81  $11.47       $10.61     $    --        $10.69  $11.08
-----------------------------------------------------------------------------
2/1/99+           --      --           --       13.82            --      --
-----------------------------------------------------------------------------
9/30/99        16.64   17.66        16.20       16.58         16.38   16.97
-----------------------------------------------------------------------------

+Inception of class C shares.
 The fund made no distributions during the period.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) EAFE Index* is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollars.

Morgan Stanley Capital International (MSCI) Emerging Markets Index* is an unmanaged list of equity securities from emerging markets with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended September 30, 1999

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam International New Opportunities Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International New Opportunities Fund (the "fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 1999



The fund's portfolio
September 30, 1999

COMMON STOCKS (98.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,453,405  WPP Group PLC (United Kingdom) (NON)                                                   $   13,517,342

Airlines (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,890,400  Qantas Airways Ltd. (Australia)                                                            24,705,158

Apparel (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          8,305,000  Esprit Holdings Ltd. (Hong Kong)                                                            7,644,769
            849,488  Hennes & Mauritz AB Class B, (Sweden)                                                      21,561,669
                                                                                                            --------------
                                                                                                                29,206,438

Automobiles (--%)
--------------------------------------------------------------------------------------------------------------------------
            467,929  China Motor Co. Ltd. (Taiwan)                                                                 526,328

Banks (5.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,115,200  ABSA Group Ltd. (South Africa)                                                              4,367,867
          1,034,325  Banca Popolare di Brescia SpA (Italy) (POR)                                                44,407,296
          1,024,400  Banco Comercial Portugues, S.A. (Portugal)                                                 27,679,698
             95,000  Commercial Bank of Greece, S.A. (Greece)                                                    8,788,004
              5,165  Julius Baer Holdings AG (Switzerland)                                                      15,361,750
          3,124,000  Public Bank Berhad (Malaysia)                                                               2,548,593
          9,044,000  Thai Farmers Bank Public Co. (Thailand) (NON)                                              10,604,449
            248,498  Yapi ve Kredi Bankasi A.S. GDR (Turkey)                                                     3,385,780
                                                                                                            --------------
                                                                                                               117,143,437

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,403,800  Alfa S.A. de C.V. Class A, (Mexico)                                                         5,928,488

Brewing (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            480,200  South African Breweries, Ltd. (South Africa)                                                4,073,697

Broadcasting (4.8%)
--------------------------------------------------------------------------------------------------------------------------
            870,493  EM TV & Merchandising AG (Germany)                                                         38,024,179
            258,700  Grupo Televisa S.A. de C.V. GDR (Mexico) (NON)                                             10,331,831
          1,123,500  Mediaset SPA (Italy)                                                                       11,507,022
            135,694  Television Francaise I (TF1) (France)                                                      38,070,797
                                                                                                            --------------
                                                                                                                97,933,829

Building Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            294,320  Cemex S.A. de C.V. ADR (Mexico) (NON)                                                       7,100,470
            817,597  CRH PLC (Ireland)                                                                          15,700,021
                                                                                                            --------------
                                                                                                                22,800,491

Business Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             31,020  Altran Technologies SA (France)                                                             9,359,044
          2,005,900  Fomento Economico Mexicano, S.A. de C.V. (Mexico)                                           6,222,253
            193,800  Randstad Holding N.V. (Netherlands)                                                         9,934,963
                                                                                                            --------------
                                                                                                                25,516,260

Cable Television (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            406,700  Modern Times Group MTG AB (Sweden) (NON)                                                   12,497,388

Cellular Communications (3.0%)
--------------------------------------------------------------------------------------------------------------------------
          6,445,000  China Telecom Ltd. (Hong Kong) (NON)                                                       19,872,256
              2,068  NTT Mobile Communications (Japan)                                                          40,854,196
                                                                                                            --------------
                                                                                                                60,726,452

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,474,000  Nan Ya Plastic Corp. (Taiwan)                                                               5,543,034

Computers (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            288,000  Fujitsu Ltd. (Japan)                                                                        8,994,920
            359,394  Psion PLC (United Kingdom)                                                                  5,886,405
            239,600  Synnex Tech Intl 144A (Taiwan) (NON)                                                        4,444,580
                                                                                                            --------------
                                                                                                                19,325,905

Computer Services (6.3%)
--------------------------------------------------------------------------------------------------------------------------
             30,850  Cap Gemini S.A. (France)                                                                    4,876,274
          1,340,500  Capita Group PLC (United Kingdom)                                                          15,446,179
            307,700  CMG PLC (United Kingdom) (NON)                                                             10,484,653
             78,300  Fujitsu Support and Services Inc. 144A (Japan)                                             22,318,820
            614,000  Logica PLC (United Kingdom)                                                                 8,115,964
          2,203,300  Misys PLC (United Kingdom)                                                                 21,597,904
             71,160  Obic Co., Ltd. (Japan)                                                                     33,303,959
            459,000  SEMA Group PLC (United Kingdom)                                                             5,617,588
            175,000  StarMedia Network, Inc. (NON)                                                               6,425,781
                                                                                                            --------------
                                                                                                               128,187,122

Computer Software (4.2%)
--------------------------------------------------------------------------------------------------------------------------
                 10  Fuji Soft AB, Inc. (Japan)                                                                        853
            156,600  Konami Co., Ltd. (Japan)                                                                   15,173,851
            180,800  NIIT Ltd. (India) (NON)                                                                    11,735,593
             98,500  Oracle Corp. (Japan)                                                                       14,825,968
            233,250  Sage Group (The) PLC (United Kingdom)                                                      10,470,394
             88,300  Softbank Corp. (Japan)                                                                     33,642,059
                                                                                                            --------------
                                                                                                                85,848,718

Conglomerates (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,744,255  Harvey Norman Holdings Ltd. (Australia)                                                     5,316,530
            347,234  Preussag AG (Germany)                                                                      17,541,012
                                                                                                            --------------
                                                                                                                22,857,542

Consumer Durable Goods (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            203,500  Hindustan Lever Ltd. (India) (NON)                                                         11,971,577

Consumer Non Durables (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,365,710  Gruppo Editoriale L'Espresso (Italy)                                                       25,525,120

Cosmetics (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             90,290  Fancl Corp. (Japan)                                                                        26,415,983

Electric Utilities (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            376,588  Companhia Energetica de Minas Gerais ADR (Brazil) (NON)                                     5,742,967
            187,500  Korea Electric Power Corp. (South Korea)                                                    6,167,775
                                                                                                            --------------
                                                                                                                11,910,742

Electronic Components (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,549,199  ARM Holdings PLC (United Kingdom)                                                          24,162,543
            400,330  ASM Lithography Holding N.V. (Netherlands)                                                 27,192,335
          5,206,000  JIT Holdings Ltd. (Singapore)                                                               9,624,280
          4,430,000  Winbond Electronics Corp. (Taiwan)                                                          7,768,247
                                                                                                            --------------
                                                                                                                68,747,405

Electronics and Electrical Equipment (4.8%)
--------------------------------------------------------------------------------------------------------------------------
             72,900  Keyence Corp (Japan)                                                                       19,545,160
             58,384  Medion AG (Germany)                                                                        13,904,967
            237,000  Murata Manufacturing Co. Ltd. (Japan)                                                      23,856,074
             64,809  Samsung Electronics Co. (South Korea)                                                      10,499,505
          1,225,400  Sharp Corp. (Japan)                                                                        19,666,349
          1,341,000  Venture Manufacturing Ltd. (Singapore)                                                     11,684,898
                                                                                                            --------------
                                                                                                                99,156,953

Financial Services (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,986,800  Grupo Financiero Bancomer, S.A. de C.V. (Mexico)                                            5,364,440
          2,321,000  Nikko Securities Co. Ltd. (Japan)                                                          19,650,993
          5,076,800  Old Mutual PLC 144A (United Kingdom)                                                       10,822,212
             12,800  Shohkoh Fund & Co., Ltd. (Japan)                                                            9,572,909
                                                                                                            --------------
                                                                                                                45,410,554

Food and Beverages (3.1%)
--------------------------------------------------------------------------------------------------------------------------
             76,600  C TWO-NETWORK Co., Ltd. (Japan)                                                            20,176,863
            290,200  Coca-Cola Femsa S.A. ADR (Mexico) (NON)                                                     4,008,388
            162,392  Kamps AG (Germany)                                                                         10,215,301
             84,972  LVMH (France)                                                                              25,546,152
          2,255,000  San Miguel Corp. (Philippines)                                                              3,426,715
                                                                                                            --------------
                                                                                                                63,373,419

Health Care Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             27,100  TLC The Laser Center Inc. (Canada) (NON)                                                      665,212

Insurance (4.4%)
--------------------------------------------------------------------------------------------------------------------------
            333,500  Aegon N.V. (Netherlands)                                                                   28,779,182
          2,641,000  Alleanza Assicurazioni SPA (Italy)                                                         27,218,674
          2,472,900  Mediolanum SPA (Italy)                                                                     18,989,201
            727,900  Skandia Forsakrings AB (Sweden)                                                            15,299,347
                                                                                                            --------------
                                                                                                                90,286,404

Machinery (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            107,700  THK Co., Ltd. (Japan)                                                                       3,181,355

Media (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,505,769  Aegis Group PLC (United Kingdom)                                                            5,155,933
          2,777,300  Aegis Group PLC 144A (United Kingdom)                                                       5,714,642
                                                                                                            --------------
                                                                                                                10,870,575

Medical Management Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             44,200  NICHII GAKKAN Co. (Japan)                                                                   8,232,928

Medical Supplies and Devices (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            338,000  Takeda Chemical Industries (Japan)                                                         18,283,165

Metals and Mining (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            359,600  Companhia Vale do Rio Doce ADR (Brazil) (NON)                                               7,371,800
            253,800  Pohang Iron & Steel Company, Ltd. ADR
                       (South Korea) (NON)                                                                       7,947,113
            406,300  Sasol Ltd. (South Africa)                                                                   3,128,510
                                                                                                            --------------
                                                                                                                18,447,423

Networking (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            583,600  Nortel Networks Corp. (Canada) (NON)                                                       29,844,561

Pharmaceuticals and Biotechnology (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            632,166  Sanofi-Synthelabo SA (France) (NON)                                                        27,006,132
          1,560,100  Smithkline Beecham PLC ADR (United Kingdom)                                                17,938,043
            203,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                 9,529,352
                                                                                                            --------------
                                                                                                                54,473,527

Publishing (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            891,250  Class Editori (Italy)                                                                       7,662,433
          4,117,000  John Fairfax Holdings Ltd. (Australia)                                                     10,589,002
          2,110,991  Trinity PLC (United Kingdom)                                                               19,424,704
                                                                                                            --------------
                                                                                                                37,676,139

Real Estate (0.1%)
--------------------------------------------------------------------------------------------------------------------------
         15,779,600  SM Prime Holdings Inc. (Philippines)                                                        2,668,608

Recreation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            119,400  Aruze Corp. (Japan)                                                                         9,996,804

Restaurants (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,007,822  Autogrill SPA (Italy)                                                                      22,515,716
            478,800  TPI Paginas Amarillas 144A (Spain)                                                         11,096,477
            231,000  TPI Paginas Amarillas (Spain)                                                               5,353,564
                                                                                                            --------------
                                                                                                                38,965,757

Retail (6.1%)
--------------------------------------------------------------------------------------------------------------------------
             32,400  Avex, Inc. (Japan)                                                                          6,034,997
            118,300  Fast Retailing Co., Ltd. (Japan)                                                           23,481,944
         12,851,800  Migros Turk T.A.S. (Turkey)                                                                 5,577,681
          1,057,990  Next PLC (United Kingdom)                                                                  10,658,331
          1,905,560  President Chain Store Corp. (Taiwan)                                                        5,418,655
             95,000  Ryohin Keikaku Co. Ltd. (Japan)                                                            19,214,492
             10,600  Ryohin Keikaku Co. Ltd. (Japan) (NON)                                                       2,133,961
            151,300  Shimamura Co., Ltd. (Japan)                                                                19,855,461
            164,000  Tsuruha Co., Ltd. (Japan)                                                                  15,428,038
            236,000  Yamada Denki (Japan)                                                                       18,182,883
                                                                                                            --------------
                                                                                                               125,986,443

Satellite Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            136,200  Gilat Satellite Networks Ltd. (Israel) (NON)                                                7,303,725
            546,700  Hellenic Telecommunication Organization SA
                       GDR (Greece) (NON)                                                                        6,116,206
                                                                                                            --------------
                                                                                                                13,419,931

Semiconductors (8.2%)
--------------------------------------------------------------------------------------------------------------------------
            142,000  Advantest Corp. (Japan)                                                                    20,571,966
            229,500  Ase Test Limited (Taiwan) (NON)                                                             5,565,375
            239,066  Consumer Electronic AG (Germany)                                                           19,940,686
             97,700  Rohm Co. Ltd. (Japan)                                                                      20,449,911
            364,047  STMicroelectronics (France)                                                                28,460,321
            321,060  STMicroelectronics N.V. ADR (France) (NON)                                                 23,758,440
          2,337,000  Taiwan Semiconductor Manufacturing Co. (Taiwan)                                             9,857,489
            451,000  Tokyo Electron Ltd. (Japan)                                                                39,245,071
                                                                                                            --------------
                                                                                                               167,849,259

Supermarkets (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            211,523  Carrefour Supermarche SA (France)                                                          33,953,757

Telecommunication Equipment (4.0%)
--------------------------------------------------------------------------------------------------------------------------
             64,200  Hikari Tsushin, Inc. (Japan)                                                               39,256,830
            484,529  Nokia Ojy Class A, (Finland)                                                               43,519,813
                                                                                                            --------------
                                                                                                                82,776,643

Telecommunications (6.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,276,583  Colt Telecom Group PLC (United Kingdom) (NON)                                              30,343,975
            192,799  Mannesmann AG (Germany)                                                                    30,886,400
          1,495,125  Orange PLC ADR (United Kingdom) (NON)                                                      29,385,836
            592,600  Sonera Group OYJ (Finland)                                                                 17,214,793
          2,175,700  Telewest Communications PLC (United Kingdom) (NON)                                          7,968,659
            507,000  Telfonica S.A. (Spain) (NON)                                                                8,138,384
                                                                                                            --------------
                                                                                                               123,938,047

Telephone Services (5.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,263,000  British Telecommunications PLC ADR (United Kingdom)                                        19,116,628
             28,746  Dacom Corp. (South Korea)                                                                   2,517,644
            121,900  Korea Telecom Corp. ADR (South Korea) (NON)                                                 4,510,300
             56,000  Korea Telecom Corp. (South Korea)                                                           3,458,559
            104,900  Tele Centro Sul Participacoes S.A. (Brazil) (NON)                                           5,821,950
            141,100  Telefonos de Mexico S.A. ADR Class L, (Mexico) (NON)                                       10,053,375
            320,000  Telesp Participacoes S.A. ADR (Brazil)                                                      5,040,000
          2,266,660  Vodafone AirTouch PLC (United Kingdom)                                                     53,653,933
                                                                                                            --------------
                                                                                                               104,172,389

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,984,000  Far Eastern Textile Ltd. (Taiwan)                                                           5,677,043
                                                                                                            --------------
                     Total Common Stocks  (cost $1,501,649,975)                                             $2,010,215,352

PREFERRED STOCKS (0.4%) (a) (cost $9,018,284)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             50,700  Marschollek, Lautenschlaeger und Partner AG DEM
                       $3.05 pfd. (Germany)                                                                 $    8,815,229

SHORT-TERM INVESTMENTS (0.4%) (a) (cost $8,267,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $8,267,000  Interest in $750,000,000 joint tri-party repurchase agreement dated September 30, 1999 with Goldman
                       Sachs & Co. due October 1, 1999 with respect to
                       various U.S. Treasury obligations -- maturity value of
                       $8,268,215 for an effective yield of 5.29%                                           $    8,267,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,518,935,259) (b)                                            $2,027,297,581
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,049,649,848.

  (b) The aggregate identified cost on a tax basis is $1,525,305,496, resulting in gross unrealized appreciation and depreciation of $541,973,494 and $39,981,409, respectively, or net unrealized appreciation of $501,992,085.

(NON) Non-income-producing security.

(POR) Banca Popolare di Brescia SpA is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts,
      respectively, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 1999: (as percentage of Market Value)

          Australia          2.0%
          Brazil             1.2
          Canada             1.5
          Finland            3.0
          France             9.4
          Germany            6.9
          Hong Kong          1.4
          India              1.2
          Italy              7.8
          Japan             28.7
          Mexico             2.4
          Netherlands        3.3
          Portugal           1.4
          Singapore          1.1
          South Korea        1.7
          Spain              1.2
          Sweden             2.4
          Taiwan             2.2
          United Kingdom    16.1
          Other              5.1
                           -----
          Total            100.0%


-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 1999
                            Market   Aggregate Face      Delivery   Unrealized
                            Value        Value             Date    Depreciation
-------------------------------------------------------------------------------
Japanese Yen           $128,857,109  $122,993,511        2/25/00   $(5,863,598)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,518,935,259) (Note 1)                                        $2,027,297,581
-----------------------------------------------------------------------------------------------
Cash                                                                                        469
-----------------------------------------------------------------------------------------------
Foreign currency (cost $19,352,093)                                                  18,736,775
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               17,800,183
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       13,034,958
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,747,041
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                  809
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,078,617,816

Liabilities
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,778,615
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     14,813,237
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,423,962
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              352,809
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            41,267
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,184
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,567,248
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           5,863,598
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  122,048
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    28,967,968
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,049,649,848

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,385,684,426
-----------------------------------------------------------------------------------------------
Undistributed net investment income                                                   5,302,910
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
and foreign currency transactions (Note 1)                                          158,062,146
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        500,600,366
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,049,649,848

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($905,842,368 divided by 54,426,642 shares)                                              $16.64
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.64)*                                  $17.66
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,053,443,276 divided by 65,023,114 shares)**                                          $16.20
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($6,779,657 divided by 408,970 shares)**                                                 $16.58
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($83,584,547 divided by 5,103,732 shares)                                                $16.38
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.38)*                                  $16.97
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,628,137)                                       $ 17,734,975
-----------------------------------------------------------------------------------------------
Interest                                                                              1,066,371
-----------------------------------------------------------------------------------------------
Total investment income                                                              18,801,346

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     18,466,907
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,822,674
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        99,571
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20,578
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,907,649
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 9,314,698
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    19,714
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   553,110
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            3,237
-----------------------------------------------------------------------------------------------
Auditing                                                                                128,397
-----------------------------------------------------------------------------------------------
Legal                                                                                    12,143
-----------------------------------------------------------------------------------------------
Postage                                                                                 221,948
-----------------------------------------------------------------------------------------------
Other                                                                                    98,541
-----------------------------------------------------------------------------------------------
Total expenses                                                                       34,669,167
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (532,344)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         34,136,823
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (15,335,477)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    281,297,059
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             237,525
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts during the year                                   4,941,063
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                   (7,791,482)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
during the year                                                                     495,390,947
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             774,075,112
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $758,739,635
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (15,335,477) $  (13,169,571)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                       286,475,647    (102,181,173)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                        487,599,465    (117,739,675)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     758,739,635    (233,090,419)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --        (488,058)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                                  --         (42,729)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --         (54,428)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (4,504)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --     (67,614,260)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (86,126,420)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (7,126,729)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (207,264,183)   (138,578,999)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             551,475,452    (533,126,546)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,498,174,396   2,031,300,942
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $5,302,910 and $--, respectively)                                      $2,049,649,848  $1,498,174,396
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                            Jan. 3, 1995+
operating performance                                                Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.81           $13.60           $11.69           $10.29            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                     (.06)            (.04)            (.03)             .04(e)           .02(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.89            (1.63)            1.98             1.37             1.77
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                5.83            (1.67)            1.95             1.41             1.79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.01)            (.04)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --            (1.11)              --(d)            --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --(d)            --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.12)            (.04)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $16.64           $10.81           $13.60           $11.69           $10.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              53.93           (12.37)           16.74            13.76            21.06*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $905,842         $630,422         $859,999         $499,396          $15,137
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.54             1.75             1.75             1.95 (e)         1.23(e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.45)            (.30)            (.24)             .34              .86*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             204.39           170.28           141.29            24.69             9.24*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          July 21, 1995+
operating performance                                                Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.61           $13.45           $11.61           $10.28           $10.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                     (.16)            (.13)            (.13)            (.05)(e)         (.01)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.75            (1.60)            1.97             1.39              .04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                5.59            (1.73)            1.84             1.34              .03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --            (1.11)              --(d)            --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --(d)            --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.11)              --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $16.20           $10.61           $13.45           $11.61           $10.28
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              52.69           (12.98)           15.87            13.02              .29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,053,443         $803,785       $1,079,912         $573,129           $7,053
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            2.29             2.50             2.50             2.72(e)           .83(e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                    (1.20)           (1.05)            (.99)            (.43)            (.20)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             204.39           170.28           141.29            24.69             9.24*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                         February 1, 1999+
operating performance                                                                                                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $13.82
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                                         (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      2.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    2.76
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $16.58
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                  19.97*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $6,780
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                1.52*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                                         (.78)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 204.39
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          July 21, 1995+
operating performance                                                Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.69           $13.51           $11.64           $10.29           $10.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                     (.13)            (.10)            (.10)            (.02)(e)           --(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.82            (1.61)            1.98             1.38              .04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                5.69            (1.71)            1.88             1.36              .04
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --             (.01)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --            (1.11)              --(d)            --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --(d)            --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.11)            (.01)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $16.38           $10.69           $13.51           $11.64           $10.29
------------------------------------------------------------------------------------------------------------------------------------

 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              53.23           (12.76)           16.12            13.22              .39*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $83,585          $63,967          $91,390          $52,182           $1,259
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            2.04             2.25             2.25             2.46 (e)          .79(e) *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.95)            (.80)            (.74)            (.17)            (.15)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             204.39           170.28           141.29            24.69             9.24*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.



Notes to financial statements
September 30, 1999

Note 1
Significant accounting policies

Putnam International New Opportunities Fund (the "fund") is a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks that offer potential for capital appreciation and are primarily traded in security markets outside the United States.

The fund offers class A, class B, class C, and class M shares. Effective February 1, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Swap contracts The fund may engage in swap agreements, which are an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 1999, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, organization costs, realized gains and losses on swap contracts and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1999, the fund reclassified $20,638,387 to decrease undistributed net investment loss and $11,786,573 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $8,851,814. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. The Trustees approved a proposal to decrease fees payable to Putnam Management under the fund's management contract effective July 1, 1999. Management fees will be paid thereafter at an annual rate of: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% thereafter. Prior to July 1, 1999, the fee was based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1999, fund expenses were reduced by $532,344 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,043 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $226,327 and $14,970 from the sale of class A and class M shares, respectively and received $1,844,454 and $743 in contingent deferred sales charges from redemptions of class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $48,744 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,566,115,147 and $3,785,497,379, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     97,757,355     $1,353,981,693
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                97,757,355      1,353,981,693

Shares
repurchased                                   (101,658,562)    (1,416,390,912)
-----------------------------------------------------------------------------
Net decrease                                    (3,901,207)    $  (62,409,219)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     40,891,158      $ 500,905,060
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,841,168         63,668,753
-----------------------------------------------------------------------------
                                                46,732,326        564,573,813

Shares
repurchased                                    (51,641,648)      (632,786,272)
-----------------------------------------------------------------------------
Net decrease                                    (4,909,322)     $ (68,212,459)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,537,016      $ 157,850,106
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                11,537,016        157,850,106

Shares
repurchased                                    (22,303,116)      (297,113,522)
-----------------------------------------------------------------------------
Net decrease                                   (10,766,100)     $(139,263,416)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     14,865,732      $ 179,189,819
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                    6,548,440         70,395,732
-----------------------------------------------------------------------------
                                                21,414,172        249,585,551

Shares
repurchased                                    (25,911,310)      (309,930,505)
-----------------------------------------------------------------------------
Net decrease                                    (4,497,138)     $ (60,344,954)
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                              (commencement of operations) to
                                                           September 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        525,383        $ 7,702,343
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   525,383          7,702,343

Shares
repurchased                                       (116,413)        (1,625,823)
-----------------------------------------------------------------------------
Net increase                                       408,970        $ 6,076,520
-----------------------------------------------------------------------------

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,876,518       $ 39,720,844
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 2,876,518         39,720,844
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,757,198)       (51,388,912)
-----------------------------------------------------------------------------
Net decrease                                      (880,680)      $(11,668,068)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,786,653       $ 21,841,612
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      572,123          6,190,375
-----------------------------------------------------------------------------
                                                 2,358,776         28,031,987
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,137,394)       (38,053,573)
-----------------------------------------------------------------------------
Net decrease                                      (778,618)      $(10,021,586)
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $164,431,515 as capital gain, for its taxable year ended September 30, 1999.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Robert J. Swift
Vice President and Fund Manager

Stephen P. Dexter
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN 010-56148 539/2AH/2AI 11/99